Guarantor/Non-Guarantor Supplemental Financial Information - Statement of Operations and Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Gross commission income	$ 983						$ 873												$ 1,589		$ 1,448		$ 2,926		$ 2,965		$ 2,886
Service revenue	208						192												380		356		752		700		621
Franchise fees	76						70												130		121		256		263		273
Other	42						44												85		85		159		162		152
Net revenues	1,309	[1],[2]	928		1,155		1,179	[1],[2]	831		966		1,052		1,253		819		2,184	[1],[2]	2,010	[1],[2]	4,093	[3],[4]	4,090	[3],[4]	3,932	[3],[4]
Expenses
Commission and other agent-related costs	662						577												1,064		951		1,932		1,932		1,850
Operating	325						317												643		635		1,270		1,241		1,263
Marketing	52						54												103		97		185		179		161
General and administrative	79						56												156		127		254		238		250
Former parent legacy costs (benefit), net	0		2		(3)		(12)		(2)		(8)		(6)		(314)		5		(3)		(14)		(15)		(323)		(34)
Restructuring charges	2		3		3		3		2		9		2		4		6		5		5		11		21		70
Depreciation and amortization	44						47												89		93		186		197		194
Interest expense, net	176						161												346		340		666		604		583
Merger costs			1								1												1		1		1
Loss on the early extinguishment of debt	0						0		(36)										6		36		36		0		(75)
Other (income)/expense, net	0						0												1		0		0		(6)		3
Intercompany Transactions	0						0												0		0		0		0		0
Costs And Expenses Including Interest And Other Income	1,340						1,203												2,410		2,270		4,526		4,084		4,266
Loss before income taxes, equity in earnings and noncontrolling interests	(31)		(145)	[5]	(28)	[5]	(24)	[5]	(236)	[5]	(99)	[6]	(36)	[6]	333	[6]	(192)	[6]	(226)		(260)		(433)		6		(334)
Income tax expense	8						1												15		2		32		133		(50)
Equity in earnings of unconsolidated entities	(15)						(4)												(25)		(4)		(26)		(30)		(24)
Income (Loss) from Subsidiaries	0						0												0		0		0		0		0
Net loss	(24)						(21)												(216)		(258)		(439)		(97)		(260)
Net Income (Loss) Attributable to Noncontrolling Interest	(1)						(1)												(1)		(1)		(2)		(2)		(2)
Net loss attributable to Holdings	(25)		(154)		(28)		(22)		(237)		(91)		(33)		222		(197)		(217)		(259)		(441)		(99)		(262)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(24)						(22)												(214)		(248)		(443)		(97)		(248)
Holdings [Member]
Revenues
Gross commission income	0						0												0		0		0		0		0
Service revenue	0						0												0		0		0		0		0
Franchise fees	0						0												0		0		0		0		0
Other	0						0												0		0		0		0		0
Net revenues	0						0												0		0		0		0		0
Expenses
Commission and other agent-related costs	0						0												0		0		0		0		0
Operating	0						0												0		0		0		0		0
Marketing	0						0												0		0		0		0		0
General and administrative	0						0												0		0		0		0		0
Former parent legacy costs (benefit), net							0												0		0		0		0		0
Restructuring charges	0						0												0		0		0		0		0
Depreciation and amortization	0						0												0		0		0		0		0
Interest expense, net	0						0												0		0		0		0		0
Merger costs																							0		0		0
Loss on the early extinguishment of debt																			0		0		0				0
Other (income)/expense, net																			0						0		0
Intercompany Transactions	0						0												0		0		0		0		0
Costs And Expenses Including Interest And Other Income	0						0												0		0		0		0		0
Loss before income taxes, equity in earnings and noncontrolling interests	0						0												0		0		0		0		0
Income tax expense	0						0												0		0		0		0		0
Equity in earnings of unconsolidated entities	0						0												0		0		0		0		0
Income (Loss) from Subsidiaries	25						22												217		259		441		99		262
Net loss	(25)						(22)												(217)		(259)		(441)		(99)		(262)
Net Income (Loss) Attributable to Noncontrolling Interest	0						0												0		0		0		0		0
Net loss attributable to Holdings	(25)						(22)												(217)		(259)		(441)		(99)		(262)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(24)						(22)												(214)		(248)
Intermediate [Member]
Revenues
Gross commission income	0						0												0		0		0		0		0
Service revenue	0						0												0		0		0		0		0
Franchise fees	0						0												0		0		0		0		0
Other	0						0												0		0		0		0		0
Net revenues	0						0												0		0		0		0		0
Expenses
Commission and other agent-related costs	0						0												0		0		0		0		0
Operating	0						0												0		0		0		0		0
Marketing	0						0												0		0		0		0		0
General and administrative	0						0												0		0		0		0		0
Former parent legacy costs (benefit), net							0												0		0		0		0		0
Restructuring charges	0						0												0		0		0		0		0
Depreciation and amortization	0						0												0		0		0		0		0
Interest expense, net	0						0												0		0		0		0		0
Merger costs																							0		0		0
Loss on the early extinguishment of debt																			0		0		0				0
Other (income)/expense, net																			0						0		0
Intercompany Transactions	0						0												0		0		0		0		0
Costs And Expenses Including Interest And Other Income	0						0												0		0		0		0		0
Loss before income taxes, equity in earnings and noncontrolling interests	0						0												0		0		0		0		0
Income tax expense	0						0												0		0		0		0		0
Equity in earnings of unconsolidated entities	0						0												0		0		0		0		0
Income (Loss) from Subsidiaries	25						22												217		259		441		99		262
Net loss	(25)						(22)												(217)		(259)		(441)		(99)		(262)
Net Income (Loss) Attributable to Noncontrolling Interest	0						0												0		0		0		0		0
Net loss attributable to Holdings	(25)						(22)												(217)		(259)		(441)		(99)		(262)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(24)						(22)												(214)		(248)
Realogy [Member]
Parent's ownership percentage in subsidiary			100.00%																				100.00%
Revenues
Gross commission income	0						0												0		0		0		0		0
Service revenue	0						0												0		0		0		0		0
Franchise fees	0						0												0		0		0		0		0
Other	0						0												0		0		0		0		0
Net revenues	0						0												0		0		0		0		0
Expenses
Commission and other agent-related costs	0						0												0		0		0		0		0
Operating	0						0												0		0		1		0		0
Marketing	0						0												0		0		0		0		0
General and administrative	18						13												35		28		55		51		49
Former parent legacy costs (benefit), net							(12)												(3)		(14)		(15)		(323)		21
Restructuring charges	0						0												0		0		0		3		7
Depreciation and amortization	3						3												5		4		9		8		8
Interest expense, net	(175)						160												343		337		655		597		580
Merger costs																							1		1		1
Loss on the early extinguishment of debt																			6		36		36				(75)
Other (income)/expense, net																			0						(1)		2
Intercompany Transactions	1						1												2		2		5		5		6
Costs And Expenses Including Interest And Other Income	197						165												388		393		747		341		599
Loss before income taxes, equity in earnings and noncontrolling interests	(197)						(165)												(388)		(393)		(747)		(341)		(599)
Income tax expense	(66)						(50)												(60)		(45)		(111)		(252)		(173)
Equity in earnings of unconsolidated entities	0						0												0		0		0		0		0
Income (Loss) from Subsidiaries	(106)						(93)												(111)		(89)		(195)		10		(164)
Net loss	(25)						(22)												(217)		(259)		(441)		(99)		(262)
Net Income (Loss) Attributable to Noncontrolling Interest	0						0												0		0		0		0		0
Net loss attributable to Holdings	(25)						(22)												(217)		(259)		(441)		(99)		(262)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(24)						(22)												(214)		(248)
Guarantor Subsidiaries [Member]
Consolidated subsidiary, parent's ownership percentage	100.00%																		100.00%
Revenues
Gross commission income	983						873												1,589		1,448		2,926		2,965		2,884
Service revenue	143						130												252		235		494		496		436
Franchise fees	76						70												130		121		256		263		273
Other	40						42												83		82		152		157		146
Net revenues	1,242						1,115												2,054		1,886		3,828		3,881		3,739
Expenses
Commission and other agent-related costs	662						577												1,064		951		1,932		1,932		1,850
Operating	280						273												549		547		1,072		1,086		1,135
Marketing	51						53												102		96		183		177		159
General and administrative	57						39												114		92		181		172		193
Former parent legacy costs (benefit), net							0												0		0		0		0		(55)
Restructuring charges	2						3												5		5		11		18		63
Depreciation and amortization	41						44												83		88		176		187		184
Interest expense, net	(1)						1												3		3		11		7		3
Merger costs																							0		0		0
Loss on the early extinguishment of debt																			0		0		0				0
Other (income)/expense, net																			1						(5)		0
Intercompany Transactions	(1)						(1)												(2)		(2)		(4)		(4)		(5)
Costs And Expenses Including Interest And Other Income	1,093						989												1,919		1,780		3,562		3,570		3,527
Loss before income taxes, equity in earnings and noncontrolling interests	149						126												135		106		266		311		212
Income tax expense	64						46												58		39		127		383		97
Equity in earnings of unconsolidated entities	0						0												0		0		0		0		0
Income (Loss) from Subsidiaries	(21)						(13)												(34)		(22)		(56)		(62)		(49)
Net loss	106						93												111		89		195		(10)		164
Net Income (Loss) Attributable to Noncontrolling Interest	0						0												0		0		0		0		0
Net loss attributable to Holdings	106						93												111		89		195		(10)		164
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	106						93												111		89
Non-Guarantor Subsidiaries [Member]
Revenues
Gross commission income	0						0												0		0		0		0		2
Service revenue	65						62												128		121		258		204		185
Franchise fees	0						0												0		0		0		0		0
Other	2						2												2		3		7		5		6
Net revenues	67						64												130		124		265		209		193
Expenses
Commission and other agent-related costs	0						0												0		0		0		0		0
Operating	45						44												94		88		197		155		128
Marketing	1						1												1		1		2		2		2
General and administrative	4						4												7		7		18		15		8
Former parent legacy costs (benefit), net							0												0		0		0		0		0
Restructuring charges	0						0												0		0		0		0		0
Depreciation and amortization	0						0												1		1		1		2		2
Interest expense, net	0						0												0		0		0		0		0
Merger costs																							0		0		0
Loss on the early extinguishment of debt																			0		0		0				0
Other (income)/expense, net																			0						0		1
Intercompany Transactions	0						0												0		0		(1)		(1)		(1)
Costs And Expenses Including Interest And Other Income	50						49												103		97		217		173		140
Loss before income taxes, equity in earnings and noncontrolling interests	17						15												27		27		48		36		53
Income tax expense	10						5												17		8		16		2		26
Equity in earnings of unconsolidated entities	(15)						(4)												(25)		(4)		(26)		(30)		(24)
Income (Loss) from Subsidiaries	0						0												0		0		0		0		0
Net loss	22						14												35		23		58		64		51
Net Income (Loss) Attributable to Noncontrolling Interest	(1)						(1)												(1)		(1)		(2)		(2)		(2)
Net loss attributable to Holdings	21						13												34		22		56		62		49
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	20						13												35		23
Eliminations [Member]
Revenues
Gross commission income	0						0												0		0		0		0		0
Service revenue	0						0												0		0		0		0		0
Franchise fees	0						0												0		0		0		0		0
Other	0						0												0		0		0		0		0
Net revenues	0						0												0		0		0		0		0
Expenses
Commission and other agent-related costs	0						0												0		0		0		0		0
Operating	0						0												0		0		0		0		0
Marketing	0						0												0		0		0		0		0
General and administrative	0						0												0		0		0		0		0
Former parent legacy costs (benefit), net							0												0		0		0		0		0
Restructuring charges	0						0												0		0		0		0		0
Depreciation and amortization	0						0												0		0		0		0		0
Interest expense, net	0						0												0		0		0		0		0
Merger costs																							0		0		0
Loss on the early extinguishment of debt																			0		0		0				0
Other (income)/expense, net																			0						0		0
Intercompany Transactions	0						0												0		0		0		0		0
Costs And Expenses Including Interest And Other Income	0						0												0		0		0		0		0
Loss before income taxes, equity in earnings and noncontrolling interests	0						0												0		0		0		0		0
Income tax expense	0						0												0		0		0		0		0
Equity in earnings of unconsolidated entities	0						0												0		0		0		0		0
Income (Loss) from Subsidiaries	77						62												(289)		(407)		(631)		(146)		(311)
Net loss	(77)						(62)												289		407		631		146		311
Net Income (Loss) Attributable to Noncontrolling Interest	0						0												0		0		0		0		0
Net loss attributable to Holdings	(77)						(62)												289		407		631		146		311
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ (78)						$ (62)												$ 282		$ 384
Subsidiaries [Member]
Consolidated subsidiary, parent's ownership percentage	100.00%																		100.00%

[1]	Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.
[2]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[3]	Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.
[4]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[5]	The quarterly results include the following: •A loss on the early extinguishment of debt of $36 million in the first quarter;•Former parent legacy cost (benefit) of $(2) million, $(12) million, $(3) million and $2 million in the first, second, third and fourth quarters, respectively; •Restructuring charges of $2 million, $3 million, $3 million and $3 million in the first, second, third and fourth quarters, respectively; and •Merger costs of $1 million in the fourth quarter.
[6]	The quarterly results include the following: •Former parent legacy cost (benefit) of $5 million, $(314) million, $(6) million and $(8) million in the first, second, third and fourth quarters, respectively; •Restructuring charges of $6 million, $4 million, $2 million and $9 million in the first, second, third and fourth quarters, respectively; and •Merger costs of $1 million in the fourth quarter.